UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):[   ] is a restatement.
   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Lawrence T. Perera
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch  Boston, MA	01/19/2010
[Signature]	  [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all
holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]

Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	28637239

List of Other Included Managers:


AS OF DECEMBER 31, 2009   FORM 13F     SEC FILE # LAWRENCE T PERERA \ 28-06167



ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         382955      20050           XX                         10650
                          ADR                                                            XX       35                 3700
                                                                                         XX     12,32                5700

ABBOTT LABS               COMMON STOCK     002824100         269950       5000           XX                          4600
                                                                                         XX     12,32                 400

APPLIED MATERIALS INC     COMMON STOCK     038222105         140794      10100           XX                          6600
                                                                                         XX     12,32                3500

APTARGROUP INC            COMMON STOCK     038336103         667266      18670           XX                         11270
                                                                                         XX       35                 3400
                                                                                         XX     12,32                4000

CVS CAREMARK              COMMON STOCK     126650100         363168      11275           XX                          6575
CORPORATION                                                                              XX       35                 2500
                                                                                         XX     12,32                2200

CANADIAN NATIONAL         COMMON STOCK     136375102         941243      17315           XX                         10015
RAILWAY CO                                                                               XX       35                 3600
                                                                                         XX     12,32                3700

CENOVUS ENERGY INC        COMMON STOCK     15135U109         422100      16750           XX                          8650
                                                                                         XX       35                 3700
                                                                                         XX     12,32                4400

CHEVRON CORP              COMMON STOCK     166764100         410357       5330           XX                          3054
                                                                                         XX       35                 2276

CISCO SYS INC             COMMON STOCK     17275R102         363888      15200           XX                          7100
                                                                                         XX     12,32                8100

DEERE & COMPANY           COMMON STOCK     244199105         556857      10295           XX                          5845
                                                                                         XX       35                 1800
                                                                                         XX     12,32                2650

E M C CORP                COMMON STOCK     268648102         388708      22250           XX                         10650
                                                                                         XX       35                 5000
                                                                                         XX     12,32                6600

EMERSON ELECTRIC CO       COMMON STOCK     291011104         807398      18953           XX                         12353
                                                                                         XX       35                 2600
                                                                                         XX     12,32                4000

ENCANA CORP               COMMON STOCK     292505104         542533      16750           XX                          8650
                                                                                         XX       35                 3700
                                                                                         XX     12,32                4400

EXXON MOBIL CORP          COMMON STOCK     30231G102        1131613      16595           XX                         11745
                                                                                         XX       35                 3500
                                                                                         XX     12,32                1350

GENERAL ELECTRIC CO       COMMON STOCK     369604103         431962      28550           XX                         21050
                                                                                         XX       35                 4500
                                                                                         XX     12,32                3000

GILEAD SCIENCES           COMMON STOCK     375558103         259620       6000           XX     12,32                6000

HELMERICH & PAYNE INC     COMMON STOCK     423452101         243268       6100           XX                          2400
                                                                                         XX     12,32                3700

INTEL CORPORATION         COMMON STOCK     458140100         744661      36503           XX                         22603
                                                                                         XX       35                 5000
                                                                                         XX     12,32                8900

ISHARES INDEX FUND        RUSSELL 1000     464287598         394683       6876           XX                          6876
                          VALUE

JOHNSON & JOHNSON         COMMON STOCK     478160104        1011559      15705           XX                         11597
                                                                                         XX       35                 1900
                                                                                         XX     12,32                2208

MICROSOFT CORP            COMMON STOCK     594918104         366004      12008           XX                          7808
                                                                                         XX     12,32                4200

MONSANTO CO NEW           COMMON STOCK     61166W101         245250       3000           XX                          1400
                                                                                         XX       35                  900
                                                                                         XX     12,32                 700

NOVARTIS AG ADR           COMMON STOCK     66987V109         655065      12035           XX                          7135
                                                                                         XX       35                 2500
                                                                                         XX     12,32                2400

ORACLE CORP               COMMON STOCK     68389X105         215864       8800           XX                          5700
                                                                                         XX       35                 2500
                                                                                         XX     12,32                 600

PEPSICO INC               COMMON STOCK     713448108         668800      11000           XX                          9100
                                                                                         XX       35                 1500
                                                                                         XX     12,32                 400

PRICE T. ROWE GROUP       COMMON STOCK     74144T108       11422125     214500           XX                        214500

PROCTER & GAMBLE CO       COMMON STOCK     742718109         745991      12304           XX                          8154
                                                                                         XX       35                 2000
                                                                                         XX     12,32                2150

SIMS METAL                SPONSORED        829160100         238875      12250           XX                          7350
MANAGEMENT LTD            ADR                                                            XX     12,32                4900

3 M COMPANY               COMMON STOCK     88579Y101        1035938      12531           XX                          9231
                                                                                         XX       35                 1500
                                                                                         XX     12,32                1800

UNITED TECHNOLOGIES       COMMON STOCK     913017109         400288       5767           XX                          5767

VANGUARD TAX              EUROPE PACIFIC   921943858         995323      29103           XX                         29103
MANAGED FUND              ETC

VANGUARD INTL             EMERGING         922042858        1173133      28613           XX                         28613
EQUITY INDEX FUND         MARKETS ETF

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